Employee Benefit Plans - Information about Multiemployer Plan (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017 USD ($) Agreement	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer | $		$ 399.1	$ 379.8	$ 113.4
Surcharge imposed		NA
UFCW Northern California Employers Joint Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	946313554
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 98.9	$ 90.2	$ 7.2
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Aug. 29, 2015
Collective-Bargaining Arrangement, Expiration Date, Last		Aug. 03, 2019
Total collective bargaining agreements		42
Most significant collective bargaining, count		34
Most significant collective bargaining, expiration date		Oct. 13, 2018
Western Conference Of Teamsters Pension Plan [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	916145047
Multi-employer plan number		001
Pension Protection Act zone status		Green	Green
FIP/RP status		No
Company's 5% of total plan contribution			No	No
Multiemployer Plan, Contributions by Employer | $		$ 59.1	$ 57.0	$ 14.0
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Sep. 20, 2014
Collective-Bargaining Arrangement, Expiration Date, Last		Jul. 28, 2023
Total collective bargaining agreements		55
Most significant collective bargaining, count		17
Most significant collective bargaining, expiration date		Sep. 20, 2020
Southern California United Food And Commercial Workers Unions and Food Employers Joint Pension Plan [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	951939092
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 52.4	$ 84.3	$ 35.3
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		May 08, 2016
Collective-Bargaining Arrangement, Expiration Date, Last		Mar. 03, 2019
Total collective bargaining agreements		17
Most significant collective bargaining, count		12
Most significant collective bargaining, expiration date		Mar. 03, 2019
Food Employers Labor Relations Association And United Food And Commercial Workers Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	526128473
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	No
Multiemployer Plan, Contributions by Employer | $		$ 33.8	$ 19.7	$ 3.6
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Feb. 25, 2017
Collective-Bargaining Arrangement, Expiration Date, Last		Oct. 26, 2019
Total collective bargaining agreements		18
Most significant collective bargaining, count		14
Most significant collective bargaining, expiration date		Oct. 26, 2019
Sound Retirement Trust [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	916069306
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 33.1	$ 22.3	$ 6.3
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Jul. 06, 2014
Collective-Bargaining Arrangement, Expiration Date, Last		Mar. 18, 2020
Total collective bargaining agreements		78
Most significant collective bargaining, count		10
Most significant collective bargaining, expiration date		May 14, 2019
Bakery And Confectionery Union And Industry International Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	526118572
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 17.1	$ 15.7	$ 1.9
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Sep. 03, 2011
Collective-Bargaining Arrangement, Expiration Date, Last		May 14, 2019
Total collective bargaining agreements		68
Most significant collective bargaining, count		27
Most significant collective bargaining, expiration date		Sep. 03, 2017
Ufcw Union And Participating Food Industry Employers Tri State Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	236396097
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 16.7	$ 14.8	$ 14.5
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Feb. 02, 2016
Collective-Bargaining Arrangement, Expiration Date, Last		Jan. 31, 2018
Total collective bargaining agreements		4
Most significant collective bargaining, count		1
Most significant collective bargaining, expiration date		Jan. 31, 2018
Southern California United Food And Commercial Workers Unions And Drug Employers Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	516029925
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	No
Multiemployer Plan, Contributions by Employer | $		$ 12.7	$ 1.1
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Mar. 03, 2019
Collective-Bargaining Arrangement, Expiration Date, Last		Mar. 03, 2019
Total collective bargaining agreements		22
Most significant collective bargaining, count		22
Most significant collective bargaining, expiration date		Mar. 03, 2019
Rocky Mountain UFCW Unions And Employers Pension Plan [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	846045986
Multi-employer plan number		001
Pension Protection Act zone status		Green	Green
FIP/RP status		No
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 11.0	$ 10.6	$ 2.1
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Sep. 12, 2015
Collective-Bargaining Arrangement, Expiration Date, Last		Nov. 23, 2019
Total collective bargaining agreements		57
Most significant collective bargaining, count		17
Most significant collective bargaining, expiration date		Feb. 23, 2019
UFCW Local 152 Retail Meat Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	236209656
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 10.8	$ 9.1	$ 7.8
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		May 03, 2016
Collective-Bargaining Arrangement, Expiration Date, Last		May 04, 2016
Total collective bargaining agreements		2
Most significant collective bargaining, count		1
Most significant collective bargaining, expiration date		May 04, 2016
Desert States Employers And UFCW Unions Pension Plan [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	846277982
Multi-employer plan number		001
Pension Protection Act zone status		Green	Green
FIP/RP status		No
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 9.1	$ 9.1	$ 1.1
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Jun. 19, 2018
Collective-Bargaining Arrangement, Expiration Date, Last		Oct. 24, 2020
Total collective bargaining agreements		16
Most significant collective bargaining, count		11
Most significant collective bargaining, expiration date		Oct. 24, 2020
Ufcw International Union Industry Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	516055922
Multi-employer plan number		001
Pension Protection Act zone status		Green	Green
FIP/RP status		No
Company's 5% of total plan contribution			No	No
Multiemployer Plan, Contributions by Employer | $		$ 8.6	$ 7.8	$ 5.0
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Sep. 05, 2015
Collective-Bargaining Arrangement, Expiration Date, Last		Oct. 24, 2020
Total collective bargaining agreements		20
Most significant collective bargaining, count		14
Most significant collective bargaining, expiration date		Jun. 09, 2018
Mid Atlantic Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	461000515
Multi-employer plan number		001
Pension Protection Act zone status		Green	Green
FIP/RP status		No
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 6.9	$ 6.6
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Feb. 25, 2017
Collective-Bargaining Arrangement, Expiration Date, Last		Oct. 26, 2019
Total collective bargaining agreements		7
Most significant collective bargaining, count		5
Most significant collective bargaining, expiration date		Oct. 26, 2019
Retail Food Employers And UFCW Local 711 Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	516031512
Multi-employer plan number		001
Pension Protection Act zone status		Red	Red
FIP/RP status		Implemented
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 5.4	$ 5.8	$ 4.1
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Apr. 09, 2017
Collective-Bargaining Arrangement, Expiration Date, Last		Mar. 03, 2019
Total collective bargaining agreements		7
Most significant collective bargaining, count		2
Most significant collective bargaining, expiration date		Mar. 03, 2019
Oregon Retail Employees Pension Trust [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	936074377
Multi-employer plan number		001
Pension Protection Act zone status		Green	Green
FIP/RP status		No
Company's 5% of total plan contribution			Yes	Yes
Multiemployer Plan, Contributions by Employer | $		$ 2.3	$ 5.5	$ 1.3
Surcharge imposed		No
Collective-Bargaining Arrangement, Expiration Date, First		Jun. 21, 2017
Collective-Bargaining Arrangement, Expiration Date, Last		Dec. 06, 2019
Total collective bargaining agreements		46
Most significant collective bargaining, count		13
Most significant collective bargaining, expiration date		Nov. 13, 2018
Other Funds [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer | $		$ 21.2	$ 20.2	$ 9.2
Surcharge imposed		NA